INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Summarized balance sheet information) (Details) - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Assets
Other current investments	$ 813,527		$ 212,271
Cash and cash equivalents	537,882	[1]	519,965	[1]	$ 250,541	[1]	$ 337,779
Total Assets	12,856,235		12,935,533
Liabilities
Non-current	551,856		507,603
Non-current borrowings	1,327,289		1,628,892
Current	249,836		240,934
Current borrowings	395,604		559,782
Total Liabilities	4,413,082		5,220,660
Non-controlling interest	1,157,038		1,103,208
Total Equity	8,443,153		7,714,873		$ 7,484,576		$ 5,852,771
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Assets
Non-current	3,487,000		4,336,000
Current	1,339,000		1,721,000
Other current investments	276,000		166,000
Cash and cash equivalents	661,000		311,000
Total Assets	5,763,000		6,534,000
Liabilities
Non-current	540,000		718,000
Non-current borrowings	1,122,000		1,237,000
Current	836,000		687,000
Current borrowings	26,000		30,000
Total Liabilities	2,524,000		2,672,000
Non-controlling interest	378,000		378,000
Total Equity	$ 2,860,944		$ 3,484,000

[1]	It includes restricted cash of $54, $69 and $2,216 as of December 31, 2020, 2019 and 2018, respectively. In addition, the Company had other investments with a maturity of more than three months for $813,527, $212,271 and $44,529 as of December 31, 2020, 2019 and 2018, respectively.